Schedule of Computation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Earnings Per Share [Abstract]
Net loss	$ (234)	$ (2,484)	$ (544)	$ (5,397)	$ (8,443)	$ (1,014)
Weighted-average shares outstanding, basic	34,544,935	25,000,000	34,544,935	25,000,000	26,382,190	25,000,000
Weighted-average shares outstanding, diluted	34,544,935	25,000,000	34,544,935	25,000,000	26,382,190	25,000,000
Net loss per share - basic	$ (0.01)	$ (0.10)	$ (0.02)	$ (0.22)	$ (0.32)	$ (0.04)
Net loss per share - diluted	$ (0.01)	$ (0.10)	$ (0.02)	$ (0.22)	$ (0.32)	$ (0.04)